Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 98.6%
Automobiles — 1.7%
Daimler AG	31,357	$1,386,779
Banks — 7.3%
Banco Santander SA	273,294	576,650
Bank of America Corp.	30,423	756,924
Barclays PLC	181,814	952,705
BOC Hong Kong Holdings Ltd.	210,914	587,823
Citigroup, Inc.	17,144	857,372
ING Groep NV	118,746	819,347
JPMorgan Chase & Co.	9,900	956,736
Mizuho Financial Group, Inc.	547,178	660,361
		6,167,918
Capital Markets — 9.6%
ASX Ltd.	15,450	915,760
CME Group, Inc.	3,572	593,595
Deutsche Boerse AG	6,126	1,119,922
Goldman Sachs Group, Inc. (The)	4,486	888,048
Intercontinental Exchange, Inc.	8,351	808,210
Nasdaq, Inc.	9,872	1,296,292
SBI Holdings, Inc.	73,613	1,536,592
TMX Group Ltd.	9,026	922,613
		8,081,032
Communications Equipment — 1.3%
Cisco Systems, Inc.	23,837	1,122,723
Consumer Finance — 1.0%
American Express Co.	9,392	876,461
Diversified Financial Services — 1.1%
Plus500 Ltd.	60,437	949,106
Diversified Telecommunication — 0.8%
Swisscom AG	1,225	654,177
Electronic Equipment, Instruments & Components — 1.1%
Hitachi Ltd.	31,633	935,856
Entertainment — 1.2%
NetEase, Inc.	2,144	982,852
Food & Staples Retailing — 0.8%
Walmart, Inc.	5,436	703,418
Industrial Conglomerates — 1.4%
Siemens AG	9,090	1,164,324
Insurance — 3.7%
Aon PLC, Class A	3,998	820,470
Ping An Insurance Group Co. of China Ltd., Class H	80,964	857,674
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	241,084	1,444,911
		3,123,055
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A*	618	919,553
Baidu, Inc.*	9,575	1,143,255
Facebook, Inc., Class A*	5,369	1,361,955
LINE Corp.*	18,228	957,699
Tencent Holdings Ltd.	16,081	1,108,004
		5,490,466
Internet & Direct Marketing Retail — 17.9%
Alibaba Group Holding Ltd.*	4,500	1,129,590
Amazon.com, Inc.*	339	1,072,826
JD.com, Inc.*	22,252	1,419,455
Overstock.com, Inc.*	139,708	10,560,528
Rakuten, Inc.	98,706	900,892
		15,083,291

IT Services — 20.4%
Accenture PLC, Class A	5,945	1,336,317
Atos SE*	11,509	985,320
Broadridge Financial Solutions, Inc.	8,268	1,110,723
Digital Garage, Inc.	32,846	1,095,074
Fujitsu Ltd.	10,376	1,385,691
GMO internet, Inc.	56,098	1,618,263
Infosys Ltd.	90,944	1,168,630
International Business Machines Corp.	9,805	1,205,427
Mastercard, Inc., Class A	3,543	1,093,122
NTT Data Corp.	94,302	1,062,269
PayPal Holdings, Inc.*	7,900	1,548,953
Square, Inc., Class A*	21,143	2,745,418
Visa, Inc., Class A	4,379	833,762
		17,188,969
Professional Services — 1.0%
Thomson Reuters Corp.	12,000	838,080
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.*	17,100	1,324,053
Intel Corp.	18,522	884,055
Micron Technology, Inc.*	18,079	904,944
NVIDIA Corp.	3,487	1,480,545
Taiwan Semiconductor Manufacturing Co. Ltd.	16,119	1,271,628
Texas Instruments, Inc.	6,459	823,846
Xilinx, Inc.	9,385	1,007,480
		7,696,551
Software — 8.9%
DocuSign, Inc.*	9,003	1,952,120
Microsoft Corp.	6,420	1,316,164
Oneconnect Financial Technology Co. Ltd.*	71,654	1,713,964
Oracle Corp.	17,876	991,224
SAP SE	9,689	1,542,683
		7,516,155
Technology Hardware, Storage & Peripherals — 3.8%
Canaan, Inc.*	93,544	233,860
Hewlett Packard Enterprise Co.	83,223	821,411
Samsung Electronics Co. Ltd.	834	1,005,804
Xiaomi Corp., Class B*,(a)	571,933	1,093,655
		3,154,730
Total Common Stocks
(Cost $69,639,655)		83,115,943
Preferred Stocks — 0.9%
Internet & Direct Marketing Retail — 0.9%
Overstock.com, Inc.
(Cost $464,318)	13,467	740,685
Money Markets — 0.4%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.19%(b)
(Cost $323,739)	323,739	323,739
Total Investments — 99.9%
(Cost $70,427,712)		84,180,367
Other Assets in Excess of Liabilities — 0.1%		104,322
Net Assets — 100.0%		$84,284,689

*	Non-income producing securities.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2020, the net value of these securities amounted to $2,538,566, which represents 3.0% of net assets.
(b)	Reflects the 7-day yield at July 31, 2020.

Schedule of Investments

Reality Shares NASDAQ NexGen Economy ETF

July 31, 2020 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$83,115,943	$–	$–	$83,115,943
Preferred Stocks*	740,685	–	–	740,685
Money Markets	323,739	–	–	323,739
Total Assets	$84,180,367	$–	$–	$84,180,367

* See the Schedule of Investments for breakout by security category.